Income Taxes (Reconciliations of Differences between Tax Provision Computed at Statutory Rate and Consolidated Provision for Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Income before income taxes	¥ 504,876	¥ 287,561	¥ 412,561
Tax provision computed at the statutory rate	159,036	90,582	129,957
Increases (reductions) in taxes due to:
Change in valuation allowance	11,464	6,808	2,505
Nondeductible expenses	4,066	2,751	4,319
Nontaxable income	(2,611)	(1,629)	(3,612)
Effect of lower tax rates on certain subsidiaries	(16,584)	(12,895)	(24,862)
Effect of investor taxes on earnings of subsidiaries	8,155	4,590	3,039
Effect of the tax law and rate changes	(142)	1,158	(6,642)
Effect of sale or liquidation of subsidiaries	25,642	878	307
Other, net	(1,762)	(1,496)	826
Provision for income taxes	¥ 187,264	¥ 90,747	¥ 105,837